Consolidated Statements of Financial Position - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023 [1]	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 296,558	$ 549,730	$ 815,644	[2]
Trade accounts receivable, net	1,133,093	1,072,455	971,063
Accounts receivable from related parties	250	104	61
Account receivable from sale of properties	121,082
Inventories	2,505,093	2,030,533	2,122,670
Prepaid expenses	87,682	77,468	52,562
Derivative financial instruments	108,846
Income tax recoverable	98,265	29,462	204,860
Other assets	147,329	230,688	188,266
Total current assets excluding assets classified as held for sale	4,498,198	3,990,440	4,355,126
Assets held for sale	40,000
Total current assets	4,538,198	3,990,440	4,355,126
Non-current assets:
Account receivable of properties	90,540
Property, plant and equipment, net	1,801,475	2,910,353	2,973,374
Right-of-use assets, net	314,023	361,561	293,565
Deferred income tax	525,086	527,929	319,157
Intangible assets, net	1,570,223	1,649,953	1,743,882
Goodwill	1,599,718	1,599,718	1,599,718
Other assets	14,504	53,757	47,911
Total non-current assets	5,915,569	7,103,271	6,977,607
Total assets	10,453,767	11,093,711	11,332,733
Current liabilities:
Short term debt and borrowings	1,156,084	508,731	230,419
Accounts payable to suppliers	2,156,715	1,790,026	1,371,778
Accounts payable to related parties	1,237		96,859
Accrued expenses	380,835	306,997	305,588
Provisions and others	748,918	804,748	793,412
Value added tax payable	71,192	117,864	89,142
Employee profit sharing payable	139,255	132,855	135,298
Lease liability	110,252	122,997	85,399
Derivative financial instruments		47,920	15,329
Total current liabilities	4,764,488	3,832,138	3,123,224
Non-current liabilities:
Statutory employee benefits	128,312	127,150	153,907
Deferred income tax	495,117	783,169	833,557
Lease liability	234,343	265,724	206,509
Long term debt and borrowings	3,668,859	4,622,691	5,918,256
Total non-current liabilities	4,526,631	5,798,734	7,112,229
Total liabilities	9,291,119	9,630,872	10,235,453
Stockholder’s equity
Common stock	321,312	321,312	321,312
Share premium account	(25,264)	(16,370)	(12,671)
Retained earnings	892,398	1,178,724	779,941
Other comprehensive income	(24,076)	(19,194)	7,515
Equity attributable to owners of the Group	1,164,370	1,464,472	1,096,097
Non-controlling interest	(1,722)	(1,633)	1,183
Total stockholders’ equity	1,162,648	1,462,839	1,097,280
Total liabilities and stockholders’ equity	$ 10,453,767	$ 11,093,711	$ 11,332,733

[1]	Details of the restatement are shown in note 2b.
[2]	Details of the restatement are shown in note 2b.